Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Detail) $ in Millions	9 Months Ended
Sep. 30, 2020 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Balance at December 31, 2019	$ 421.3
Measurement period adjustment (Note 2)	0.7
Balance at September 30, 2020	$ 422.0